Stockholders' equity: (Details 4) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Stock-based compensation
Pretax compensation expense			$ 51,804	$ 288,100	$ 574,150
Share based compensation expense, net of tax			51,804	288,100	574,150
[RestrictedStockMember] | [DirectorMember]
Stock-based compensation
Pretax compensation expense			34,438	236,000	542,619
Share based compensation expense, net of tax			34,438	236,000	542,619
[StockOptionsMember]
Stock-based compensation
Pretax compensation expense	0	0	17,366	52,100	31,531
Share based compensation expense, net of tax			$ 17,366	$ 52,100	$ 31,531